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VIA EDGAR
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May 2, 2003

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  FS Variable Annuity Account Two
     First SunAmerica Life Insurance Company
     File Nos. 033-81470 and 811-8624

Ladies and Gentlemen:

     Pursuant to Rule 497(j), please be advised that the form of prospectus and Statement of Additional Information dated May 1, 2003 for FS Variable Annuity Account Two (the "Separate Account") contains no changes from the form of prospectus and Statement of Additional Information for the Separate Account submitted in Post-Effective Amendment No. 15 under the Securities Act of 1933 and Amendment No. 16 under the Investment Company Act of 1940 to the Separate Account's registration statement on form N-4 485(b) filed with the Securities and Exchange Commission on April 24, 2003 via EDGAR.

     Should you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6307.

Very truly yours,

/s/ LUCIA B. WILLIAMS

Lucia B. Williams
Director, Variable Annuity Product Compliance